COMMON SHARES	12 Months Ended
Feb. 28, 2022
COMMON SHARES
COMMON SHARES

18.         COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

During the years ended February 29, 2020, February 28, 2021 and 2022, 3,614,796, 2,000 and 17,785,600 Class B common shares were converted into 3,614,796, 2,000 and 17,785,600 Class A common shares, respectively.

During the years ended February 29, 2020, February 28, 2021 and 2022, 2,239,239, 2,240,585 and 2,455,216 Class A common shares were issued in connection with vested shares, representing 6,717,717, 6,721,755 and 7,365,648 ADSs, respectively.

During the years ended February 29, 2020, February 28, 2021 and 2022, 114,793, 359,178 and 56,296 Class A common shares were issued upon exercise of share options, representing 344,379, 1,077,534 and 168,888 ADSs, respectively.

On April 28, 2020, the Company authorized the repurchase of up to $500 million of Class A common shares over the following 12 months. During the year ended February 28, 2021, the Company repurchased 61,667 Class A common shares at an aggregate consideration of $9,852. Such common shares were cancelled upon the completion of the transaction.

On April 19, 2021, the Company authorized the repurchase of up to $1.0 billion of Class A common shares over the following 12 months. During the year ended February 28, 2022, the Company repurchased 1,506,667 Class A common shares at an aggregate consideration of $196,277. Such common shares were cancelled upon the completion of the transaction.

During the years ended February 29, 2020, February 28, 2021 and 2022, 401,074, nil and nil Class A common shares issued to bond holders were converted into 1,203,222, nil and nil ADSs, respectively.

On November 12, 2020, the Company entered into a subscription agreement with a global growth investment firm, pursuant to which the Company issued 7,575,756 Class A common shares to the investment firm in a private placement for aggregate proceeds of $1,500,000 which was received on November 20, 2020.On December 28, 2020, the Company entered into a subscription agreement with a group of investors, pursuant to which the Company issued 4,984,051 Class A common shares to the investors in a private placement for aggregate proceeds of $1,000,000 which were received on January 22, 2021.